Disposals and impairment - Summary of financial information relating to the sale of businesses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	$ 194,672	$ 213,135
Current assets	72,982	82,059
Non-current liabilities	(122,287)	(120,891)
Current liabilities	(59,799)	(73,595)
Net assets	85,568	100,708
Recycling of foreign exchange on disposal	(38)	(37)	$ (368)
Proceeds from the sale of businesses, net of cash disposed	4,989	1,701	1,911
Discontinued operations [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	9,092	1,653	3,274
Current assets	1,539	507	173
Non-current liabilities	(1,639)	(257)	(250)
Current liabilities	(782)	(108)	(97)
Net assets	8,210	1,795	3,100
Recycling of foreign exchange on disposal	(328)	880	0
Costs on disposal	13	190	3
Total carrying amount of net assets disposed, including foreign exchange and cost of disposal	7,895	2,865	3,103
Gains (losses) on sale of businesses	2,570	(1,190)	(221)
Total consideration	10,465	1,675	2,882
Non-cash consideration	(219)	(938)	(282)
Consideration received (receivable)	(5,257)	964	(689)
Proceeds from the sale of businesses, net of cash disposed	4,989	1,701	1,911
Cash and cash equivalents disposed of	101	30	$ 15
BP Exploration (Alaska)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from the sale of businesses, net of cash disposed	347
BP Exploration (Alaska) | Discontinued operations [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	5,143
Current assets	693
Non-current liabilities	(923)
Current liabilities	(344)
Net assets	4,569
Recycling of foreign exchange on disposal	0
Costs on disposal	(6)
Total carrying amount of net assets disposed, including foreign exchange and cost of disposal	4,563
Gains (losses) on sale of businesses	260
Total consideration	4,823
Non-cash consideration	(219)
Consideration received (receivable)	(4,257)	$ 633
Proceeds from the sale of businesses, net of cash disposed	347
Petrochemicals
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Proceeds from the sale of businesses, net of cash disposed	3,888
Petrochemicals | Discontinued operations [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	2,592
Current assets	846
Non-current liabilities	(178)
Current liabilities	(425)
Net assets	2,835
Recycling of foreign exchange on disposal	(331)
Costs on disposal	(25)
Total carrying amount of net assets disposed, including foreign exchange and cost of disposal	2,479
Gains (losses) on sale of businesses	2,414
Total consideration	4,893
Non-cash consideration	0
Consideration received (receivable)	(1,005)
Proceeds from the sale of businesses, net of cash disposed	3,888
Other | Discontinued operations [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Non-current assets	1,357
Current assets	0
Non-current liabilities	(538)
Current liabilities	(13)
Net assets	806
Recycling of foreign exchange on disposal	3
Costs on disposal	44
Total carrying amount of net assets disposed, including foreign exchange and cost of disposal	853
Gains (losses) on sale of businesses	(104)
Total consideration	749
Non-cash consideration	0
Consideration received (receivable)	5
Proceeds from the sale of businesses, net of cash disposed	$ 754